Initial Public Offering - Additional Information (Detail)	Feb. 15, 2018 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Unit price per share | $ / shares	$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units, shares	20,000,000
Number of warrants included in each unit	0.5
IPO [Member] | Class A Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Unit price per share | $ / shares	$ 10.00
Number of shares of common stock converted from each warrant (in shares)	1
Warrant exercise price | $ / shares	$ 11.50
IPO [Member] | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common shares included in each unit	1